Acquisitions (Details) - Schedule of consideration paid	Dec. 31, 2021 USD ($)
Schedule of consideration paid [Abstract]
Cash	$ 500,000
Common Stock (3,968,254 shares)	1,000,000
Fair Value of Contingent Acquisition Consideration	299,672
Less cash received	(35,000)
Fair Value of Total Consideration	$ 1,764,672